Net Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Net Property, Plant and Equipment
Summary of property, plant and equipment

	Useful				December 31,
(Millions of dollars)	Lives				2015	2014
Land and improvements	3	-	15	years	$185	$185
Buildings and improvements			30	years	405	389
Machinery and equipment	3	-	20	years	1,025	1,001
Vessels and vehicles	3	-	18	years	150	160
Office furniture and fixtures			5	years	27	26
Construction in progress					38	26
					1,830	1,787
Accumulated depreciation and amortization					(999)	(940)
Net property, plant and equipment					$831	$847